SUBORDINATED LOAN TO THE PARENT CORPORATION	12 Months Ended
Dec. 31, 2020
SUBORDINATED LOAN TO THE PARENT CORPORATION
SUBORDINATED LOAN TO THE PARENT CORPORATION	7. SUBORDINATED LOAN TO THE PARENT CORPORATION On January 16, 2018, Quebecor Media Inc. reimbursed its subordinated loan of $342.0 million to the Corporation.